PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE－8 PROPERTY AND EQUIPMENT, NET

Property and equipment, NET consisted of the following:

	As of December 31,
	2025	2024	2023
	US$’000	US$’000	US$’000

At cost:
Motor vehicles	2,951	2,665	2,723
Office equipment, and furniture and fittings	1,711	1,648	1,754
	4,662	4,313	4,477
Less: accumulated depreciation	(3,239)	(2,722)	(2,660)

Property and equipment, net	1,423	1,591	1,817

Depreciation expense for the years ended December 31, 2025, 2024 and 2023 was approximately $0.4 million, $0.4 million and $0.9 million, respectively.

Property and equipment under finance leasing arrangement classified under motor vehicle as of December 31, 2025 and 2024 amounted to approximately $0.8 million and approximately $0.5 million, respectively. Details of such leased assets are disclosed in Note 10.

Right-of-use assets under operating leasing arrangements classified under leasehold building as of December 31, 2025 and 2024 amounted to approximately $1.3 million and approximately $0.8 million and, respectively. Details of such leased assets are disclosed in Note 10.